INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Number of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2015 and 2014 by series is as follows:

	2015	2014
Series 7	-	-
Series 9	9	10
Series 10	7	9
Series 11	10	15
Series 12	10	13
Series 14	23	29
TOTAL	59	76

Schedule of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2015 and 2014 by series are as follows:

	2015	2014
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

Schedule of Dispositions by Series [Table Text Block]
During the year ended March 31, 2015 the Partnership disposed of seventeen of the operating limited partnerships. A summary of the dispositions by Series for March 31, 2015 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	-	1	78,000	78,000
Series 10	2	-	420,731	420,731
Series 11	4	1	548,878	548,878
Series 12	3	-	69,513	69,513
Series 14	6	-	1,003,681	1,003,681
Total	15	2	$2,120,803	$2,120,803

During the year ended March 31, 2014 the Partnership disposed of eighteen of the operating limited partnerships and a partial sale of one operating limited partnership. A summary of the dispositions by Series for March 31, 2014 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition
Series 7	-	-	$-	$-
Series 9	2	-	81,372	81,372
Series 10	4	1	250,276	250,276
Series 11	-	-	115,336	13,811
Series 12	6	2	784,434	784,434
Series 14	2	1	1,355,491	1,201,691
Total	14	4	$2,586,909	$2,331,584

* Partnership proceeds from disposition include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

Schedule Of Summarized Balance Sheets In Operating Partnerships [TableTextBlock]
The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2014 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$25,061,656	$-	$4,880,247	$3,615,536
Land	3,946,472	-	584,543	520,600
Other assets	9,018,956	-	1,608,438	1,092,354

	$38,027,084	$-	$7,073,228	$5,228,490

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$54,449,327	$-	$10,308,002	$7,382,957
Accounts payable and accrued expenses	859,815	-	208,717	50,323
Other liabilities	3,594,946	-	1,010,611	214,628

	58,904,088	-	11,527,330	7,647,908
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(18,815,771)	-	(3,380,021)	(2,451,049)
Other partners	(2,061,233)	-	(1,074,081)	31,631

	(20,877,004)	-	(4,454,102)	(2,419,418)

	$38,027,084	$-	$7,073,228	$5,228,490

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2014 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,789,805	$3,545,019	$8,231,049
Land	902,299	658,703	1,280,327
Other assets	2,351,427	1,318,581	2,648,156

	$8,043,531	$5,522,303	$12,159,532

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$11,714,221	$8,561,820	$16,482,327
Accounts payable and accrued expenses	140,312	217,123	243,340
Other liabilities	785,504	854,304	729,899

	12,640,037	9,633,247	17,455,566
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,177,690)	(3,576,867)	(5,230,144)
Other partners	(418,816)	(534,077)	(65,890)

	(4,596,506)	(4,110,944)	(5,296,034)

	$8,043,531	$5,522,303	$12,159,532

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,658,729	$-	$6,036,817	$5,605,085
Land	4,838,581	-	701,722	647,900
Other assets	13,387,285	-	1,703,897	1,790,592

	$56,884,595	$-	$8,442,436	$8,043,577

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$72,598,867	$-	$11,736,943	$9,589,691
Accounts payable and accrued expenses	999,273	-	215,213	110,879
Other liabilities	4,257,997	-	1,006,904	255,498

	77,856,137	-	12,959,060	9,956,068
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(19,975,519)	-	(3,509,088)	(2,275,628)
Other partners	(996,023)	-	(1,007,536)	363,137

	(20,971,542)	-	(4,516,624)	(1,912,491)

	$56,884,595	$-	$8,442,436	$8,043,577

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2013 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$8,777,230	$5,596,917	$12,642,680
Land	1,129,949	786,703	1,572,307
Other assets	3,975,774	2,053,804	3,863,218

	$13,882,953	$8,437,424	$18,078,205

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,199,735	$11,198,036	$22,874,462
Accounts payable and accrued expenses	188,876	191,875	292,430
Other liabilities	979,822	899,478	1,116,295

	18,368,433	12,289,389	24,283,187
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,443,364)	(3,456,296)	(6,291,143)
Other partners	(42,116)	(395,669)	86,161

	(4,485,480)	(3,851,965)	(6,204,982)

	$13,882,953	$8,437,424	$18,078,205

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$15,228,689

Acquisition costs of operating limited partnerships	1,938,349

Cumulative distributions from operating limited partnerships	(15,231)

Cumulative impairment loss in investments in operating limited partnerships	(1,350,529)

Cumulative losses from operating limited partnerships	(15,801,278)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(259,784)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	311,421

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,593,550)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	220,470

Cumulative impairment loss in investments in operating limited partnerships	1,350,529

Other	294,918

Equity per operating limited partnerships’ combined financial statements	$(18,815,771)

The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$2,568,434	$1,822,910

Acquisition costs of operating limited partnerships	-	383,062	99,287

Cumulative distributions from operating limited partnerships	-	(1,303)	-

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(80,832)

Cumulative losses from operating limited partnerships	-	(2,798,575)	(1,841,365)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(23,731)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,615,838)	(2,630,032)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	21,064	17,930

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	80,832

Other	-	86,866	80,221

Equity per operating limited partnerships’ combined financial statements	$-	$(3,380,021)	$(2,451,049)

The Partnership’s investments in operating limited partnerships at March 31, 2015 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$3,449,960	$2,299,666	$5,087,719

Acquisition costs of operating limited partnerships	422,343	255,055	778,602

Cumulative distributions from operating limited partnerships	(11,730)	-	(2,198)

Cumulative impairment loss in investments in operating limited partnerships	(34,628)	-	(1,083,451)

Cumulative losses from operating limited partnerships	(3,825,945)	(2,554,721)	(4,780,672)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2015, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2014 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2015, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(13,270)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	115,443	195,978

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,489,063)	(3,748,794)	(6,109,823)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	97,634	69,183	14,659

Cumulative impairment loss in investments in operating limited partnerships	34,628	-	1,083,451

Other	185,978	571	(58,718)

Equity per operating limited partnerships’ combined financial statements	$(4,177,690)	$(3,576,867)	$(5,230,144)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$21,606,463

Acquisition costs of operating limited partnerships	2,958,280

Cumulative distributions from operating limited partnerships	(162,887)

Cumulative impairment loss in investments in operating limited partnerships	(2,314,771)

Cumulative losses from operating limited partnerships	(22,087,085)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	514,213

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(23,128,112)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	260,175

Cumulative impairment loss in investments in operating limited partnerships	2,314,771

Other	467,263

Equity per operating limited partnerships’ combined financial statements	$(19,975,519)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$2,881,634	$2,534,511

Acquisition costs of operating limited partnerships	-	439,410	224,951

Cumulative distributions from operating limited partnerships	-	(6,471)	(30,409)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(252,659)

Cumulative losses from operating limited partnerships	-	(3,162,955)	(2,476,394)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(3,765,371)	(2,653,102)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	17,930

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	252,659

Other	-	102,475	106,885

Equity per operating limited partnerships’ combined financial statements	$-	$(3,509,088)	$(2,275,628)

The Partnership’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$2,830,174	$8,093,787

Acquisition costs of operating limited partnerships	727,835	344,161	1,221,923

Cumulative distributions from operating limited partnerships	(54,407)	-	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(62,060)	(1,565,943)

Cumulative losses from operating limited partnerships	(5,657,294)	(3,112,275)	(7,678,167)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2014, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	130,802	383,411

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,203,502)	(3,720,151)	(7,785,986)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	73,881	40,969

Cumulative impairment loss in investments in operating limited partnerships	282,491	62,060	1,565,943

Other	383,351	14,341	(139,789)

Equity per operating limited partnerships’ combined financial statements	$(4,443,364)	$(3,456,296)	$(6,291,143)

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2014 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2014

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$10,991,466	$-	$1,785,676	$1,247,397
Interest and other	192,277	-	34,716	58,946

	11,183,743	-	1,820,392	1,306,343
Expenses
Interest	1,261,533	-	183,715	135,754
Depreciation and amortization	2,570,330	-	451,567	299,409
Taxes and insurance	1,473,141	-	243,136	213,138
Repairs and maintenance	2,715,059	-	439,257	288,903
Operating expenses	3,964,853	-	599,676	446,909
Other expenses	266,580	-	44,394	31,039

	12,251,496	-	1,961,745	1,415,152

NET INCOME (LOSS)	$(1,067,753)	$-	$(141,353)	$(108,809)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,061,168)	$-	$(121,230)	$(112,480)

Net income (loss) allocated to other partners	$(6,585)	$-	$(20,123)	$3,671

*
Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2014 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2014 are as follows:

Year ended December 31, 2014

	Series 11	Series 12	Series 14
Revenue
Rental	$2,568,615	$1,821,202	$3,568,576
Interest and other	28,801	19,558	50,256

	2,597,416	1,840,760	3,618,832
Expenses
Interest	345,347	267,908	328,809
Depreciation and amortization	605,225	427,501	786,628
Taxes and insurance	367,627	228,491	420,749
Repairs and maintenance	616,388	401,814	968,697
Operating expenses	923,086	620,764	1,374,418
Other expenses	26,446	37,782	126,919

	2,884,119	1,984,260	4,006,220

NET INCOME (LOSS)	$(286,703)	$(143,500)	$(387,388)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(243,525)	$(128,085)	$(455,848)

Net income (loss) allocated to other partners	$(43,178)	$(15,415)	$68,460

*
Amounts include $0, $121,230, $112,480, $243,525, $128,085 and $455,848 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2013

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$15,656,000	$-	$2,055,809	$1,987,174
Interest and other	313,630	-	39,037	43,319

	15,969,630	-	2,094,846	2,030,493
Expenses
Interest	1,810,220	-	211,231	186,509
Depreciation and amortization	3,816,962	-	514,857	534,421
Taxes and insurance	2,026,785	-	280,775	304,409
Repairs and maintenance	3,785,689	-	493,532	432,117
Operating expenses	5,381,747	-	680,801	683,712
Other expenses	201,621	-	19,720	33,032

	17,023,024	-	2,200,916	2,174,200

NET INCOME (LOSS)	$(1,053,394)	$-	$(106,070)	$(143,707)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,286,395)	$-	$(88,096)	$(170,438)

Net income (loss) allocated to other partners	$233,001	$-	$(17,974)	$26,731

*
Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2013

	Series 11	Series 12	Series 14
Revenue
Rental	$4,061,143	$2,401,366	$5,150,508
Interest and other	64,247	55,386	111,641

	4,125,390	2,456,752	5,262,149
Expenses
Interest	514,431	331,562	566,487
Depreciation and amortization	1,003,228	523,977	1,240,479
Taxes and insurance	542,904	305,561	593,136
Repairs and maintenance	932,418	656,852	1,270,770
Operating expenses	1,347,005	798,804	1,871,425
Other expenses	36,637	44,243	67,989

	4,376,623	2,660,999	5,610,286

NET INCOME (LOSS)	$(251,233)	$(204,247)	$(348,137)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(322,392)	$(211,967)	$(493,502)

Net income (loss) allocated to other partners	$71,159	$7,720	$145,365

*
Amounts include $0, $88,096, $170,438, $322,392, $211,967 and $493,502 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.